Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Financial assets that are measured at fair value on a recurring basis
The tables below present our financial assets that are measured at fair value on a recurring basis as of September 30, 2012 and 2011:

	September 30, 2012	Fair Value Measurements Using
Financial assets:		Level 1	Level 2	Level 3
	(in thousands)
Marketable equity securities	$4,631	$4,631	$—	$—
	September 30, 2011	Fair Value Measurements Using
Financial assets:		Level 1	Level 2	Level 3
	(in thousands)
Marketable equity securities	$5,366	$5,366	$—	$—